Significant accounting policies - Additional Information (other than goodwill) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
IFRS Statement [Line Items]
Revenue recognition, expected service period	5 years
Period of unconditional right of return of unopened Circle HealthPod	30 days
Threshold period for registering purchase for warranty Circle HealthPod	30 days
Breakage revenue from unreturned kits	$ 347,894	$ 3,325,906
Minimum
IFRS Statement [Line Items]
Consideration refundable period from the date of delivery passed, deposit liabilities	5 days
Consideration refundable period from the date of delivery, services upfront	5 days
Sample return period	3 months
Maximum
IFRS Statement [Line Items]
Consideration refundable period from the date of delivery passed, deposit liabilities	30 days
Consideration refundable period from the date of delivery, services upfront	30 days
Sample return period	6 months